Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000098199_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000098199_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000098199_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000098199_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000098199_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000098199_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000098199_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000098199_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000098199_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000098199_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000098199_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000098199_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000019680_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000019680_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000019680_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000019680_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000019680_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000019680_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000019680_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000019680_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000019680_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000019680_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000019680_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000205040_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000205040_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,807
C000205040_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,829
C000205040_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,872
C000205040_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,737
C000205040_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,480
C000205040_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,079
C000205040_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,522
C000087890_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000087890_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000087890_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000087890_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000087890_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000087890_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000087890_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000087890_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000087890_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000087890_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000087890_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000087891_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000087891_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000087891_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000087891_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000087891_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000087891_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000087891_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000087891_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000087891_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000087891_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000087891_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000087889_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000087889_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000087889_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000087889_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000087889_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000087889_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000087889_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000087889_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000087889_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000087889_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000087889_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000087887_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000087887_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,607
C000087887_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,669
C000087887_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000087887_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000087887_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,561
C000087887_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,607
C000087887_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,402
C000087887_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,129
C000087887_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,765
C000087887_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,236
C000019698_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019698_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019698_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019698_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019698_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019698_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019698_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019698_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019698_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019698_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019698_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000064272_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000064272_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000064272_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000064272_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000064272_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000064272_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000064272_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000064272_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000064272_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000064272_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000064272_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000254546_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254546_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254547_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254547_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254548_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254548_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254545_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254545_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254544_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254544_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000019687_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Value Fund
C000019687_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,423
C000019687_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,986
C000019687_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,289
C000019687_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,680
C000019687_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,046
C000019687_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,959
C000019687_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,726
C000019687_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,119
C000019687_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,404
C000019687_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,851
C000019687_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
C000019687_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,559
C000019687_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,588
C000019687_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,397
C000019687_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,286
C000019687_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000019687_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,289
C000019687_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,417
C000019687_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,104
C000019687_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,943
C000019687_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,049
C000019687_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019687_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019687_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019687_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019687_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019687_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019687_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019687_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019687_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019687_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019687_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000205041_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,625
C000205041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,399
C000205041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,426
C000205041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,266
C000205041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,351
C000205041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,878
C000205041_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,475
C000205041_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
C000205041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,404
C000205041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,908
C000205041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,946
C000205041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,329
C000205041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,815
C000205041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,824
C000205041_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,192
C000205041_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000205041_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,325
C000205041_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,453
C000205041_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,888
C000205041_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,720
C000205041_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,582
C000205041_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,077
C000205041_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,226
C000019691_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000019691_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000019691_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,013
C000019691_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,450
C000019691_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,639
C000019691_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,997
C000019691_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,402
C000019691_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,749
C000019691_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,440
C000019691_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,653
C000019691_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,590
C000019691_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,960
C000019691_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
C000019691_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019691_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,559
C000019691_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,588
C000019691_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,397
C000019691_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,286
C000019691_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000019691_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,289
C000019691_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,417
C000019691_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,104
C000019691_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,943
C000019691_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,049
C000019691_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019691_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019691_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019691_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019691_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019691_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019691_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019691_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019691_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019691_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019691_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019691_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019692_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000019692_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,431
C000019692_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,991
C000019692_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,302
C000019692_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,686
C000019692_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,059
C000019692_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,972
C000019692_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,741
C000019692_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,135
C000019692_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,422
C000019692_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,859
C000019692_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
C000019692_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,559
C000019692_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,588
C000019692_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,397
C000019692_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,286
C000019692_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000019692_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,289
C000019692_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,417
C000019692_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,104
C000019692_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,943
C000019692_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,049
C000019692_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019692_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019692_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019692_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019692_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019692_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019692_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019692_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019692_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019692_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019692_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019690_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000019690_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,320
C000019690_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,743
C000019690_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,898
C000019690_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,171
C000019690_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,499
C000019690_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,832
C000019690_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,428
C000019690_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,539
C000019690_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,510
C000019690_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,945
C000019690_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
C000019690_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,559
C000019690_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,588
C000019690_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,397
C000019690_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,286
C000019690_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000019690_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,289
C000019690_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,417
C000019690_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,104
C000019690_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,943
C000019690_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,049
C000019690_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019690_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019690_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019690_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019690_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019690_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019690_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019690_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019690_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019690_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019690_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019688_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000019688_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000019688_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,808
C000019688_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,241
C000019688_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,438
C000019688_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,835
C000019688_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,286
C000019688_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,596
C000019688_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,332
C000019688_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,576
C000019688_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,552
C000019688_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,987
C000019688_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Index
C000019688_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019688_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,559
C000019688_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,588
C000019688_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,397
C000019688_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,286
C000019688_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000019688_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,289
C000019688_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,417
C000019688_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,104
C000019688_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,943
C000019688_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,049
C000019688_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019688_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019688_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019688_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019688_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019688_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019688_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019688_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019688_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019688_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019688_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019688_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000182861_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small Cap Growth K6 Fund
C000182861_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,420
C000182861_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,413
C000182861_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,237
C000182861_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,624
C000182861_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,617
C000182861_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,024
C000182861_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,887
C000182861_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,259
C000182861_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Growth Index
C000182861_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,355
C000182861_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,727
C000182861_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,572
C000182861_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,326
C000182861_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,790
C000182861_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,435
C000182861_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,106
C000182861_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,168
C000182861_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000182861_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,263
C000182861_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,945
C000182861_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,787
C000182861_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,185
C000182861_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,678
C000182861_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,231
C000182861_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,538
C000182861_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,866
C000019681_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Growth Fund
C000019681_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,737
C000019681_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,804
C000019681_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,204
C000019681_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,142
C000019681_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,550
C000019681_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,378
C000019681_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,197
C000019681_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,200
C000019681_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,913
C000019681_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,712
C000019681_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000019681_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,470
C000019681_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,152
C000019681_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,707
C000019681_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000019681_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,352
C000019681_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,237
C000019681_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,546
C000019681_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000019681_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,566
C000019681_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,183
C000019681_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019681_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019681_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019681_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019681_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019681_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019681_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019681_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019681_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019681_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019681_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000177524_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000177524_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,178
C000177524_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,422
C000177524_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,329
C000177524_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,688
C000177524_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,156
C000177524_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,246
C000177524_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,183
C000177524_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,711
C000177524_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Growth Index
C000177524_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000177524_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,415
C000177524_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,252
C000177524_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,047
C000177524_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,807
C000177524_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,216
C000177524_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,978
C000177524_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,150
C000177524_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000177524_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,891
C000177524_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,676
C000177524_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,570
C000177524_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,053
C000177524_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,883
C000177524_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,347
C000177524_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,795
C000177524_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000019685_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000019685_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000019685_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,347
C000019685_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,270
C000019685_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,442
C000019685_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,251
C000019685_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,492
C000019685_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,719
C000019685_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,774
C000019685_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,529
C000019685_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,751
C000019685_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,355
C000019685_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000019685_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019685_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,470
C000019685_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,152
C000019685_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,707
C000019685_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000019685_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,352
C000019685_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,237
C000019685_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,546
C000019685_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000019685_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,566
C000019685_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,183
C000019685_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019685_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019685_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019685_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019685_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019685_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019685_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019685_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019685_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019685_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019685_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019685_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019686_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000019686_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,738
C000019686_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,810
C000019686_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,209
C000019686_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,148
C000019686_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,553
C000019686_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,376
C000019686_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,194
C000019686_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,189
C000019686_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,892
C000019686_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,678
C000019686_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000019686_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,470
C000019686_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,152
C000019686_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,707
C000019686_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000019686_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,352
C000019686_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,237
C000019686_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,546
C000019686_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000019686_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,566
C000019686_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,183
C000019686_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019686_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019686_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019686_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019686_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019686_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019686_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019686_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019686_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019686_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019686_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019684_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000019684_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,636
C000019684_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,558
C000019684_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,737
C000019684_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000019684_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,664
C000019684_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,840
C000019684_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,776
C000019684_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,426
C000019684_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,690
C000019684_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,354
C000019684_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000019684_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,470
C000019684_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,152
C000019684_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,707
C000019684_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000019684_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,352
C000019684_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,237
C000019684_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,546
C000019684_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000019684_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,566
C000019684_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,183
C000019684_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019684_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019684_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019684_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019684_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019684_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019684_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019684_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019684_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019684_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019684_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000019682_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000019682_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000019682_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,157
C000019682_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,070
C000019682_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,221
C000019682_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,057
C000019682_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,321
C000019682_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,537
C000019682_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,683
C000019682_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,477
C000019682_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,752
C000019682_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,418
C000019682_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000019682_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019682_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,470
C000019682_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,152
C000019682_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,707
C000019682_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000019682_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,352
C000019682_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,237
C000019682_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,546
C000019682_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000019682_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,566
C000019682_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,183
C000019682_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019682_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019682_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019682_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019682_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019682_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019682_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019682_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019682_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019682_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019682_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019682_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000042507_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Small Cap Opportunities Fund
C000042507_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,906
C000042507_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,116
C000042507_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,321
C000042507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,585
C000042507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,117
C000042507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,148
C000042507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,689
C000042507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,902
C000042507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,250
C000042507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,345
C000042507_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000042507_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000042507_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000042507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000042507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000042507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000042507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,706
C000042507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000042507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000042507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,482
C000042507_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000042507_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000042507_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000042507_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000042507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000042507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000042507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000042507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000042507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000042507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000042507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000098199_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Real Estate Income Fund
C000098199_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,893
C000098199_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,509
C000098199_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,924
C000098199_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,105
C000098199_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000098199_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,388
C000098199_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,807
C000098199_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,788
C000098199_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,141
C000098199_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,530
C000098199_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Series Real Estate Income Composite Index℠
C000098199_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,012
C000098199_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,287
C000098199_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,400
C000098199_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,502
C000098199_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,739
C000098199_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,317
C000098199_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,025
C000098199_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,526
C000098199_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,558
C000098199_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,370
C000098199_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000098199_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000098199_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000098199_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000098199_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000098199_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000098199_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000098199_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000098199_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000098199_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000098199_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000131779_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Blue Chip Growth Fund
C000131779_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,737
C000131779_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,122
C000131779_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,339
C000131779_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,157
C000131779_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,848
C000131779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	35,051
C000131779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,161
C000131779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	34,451
C000131779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	45,147
C000131779_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	56,227
C000131779_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
C000131779_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,435
C000131779_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,318
C000131779_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,132
C000131779_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,770
C000131779_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,774
C000131779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,760
C000131779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,210
C000131779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,747
C000131779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,029
C000131779_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,297
C000131779_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000131779_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,484
C000131779_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,156
C000131779_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,124
C000131779_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,254
C000131779_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,089
C000131779_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,577
C000131779_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,958
C000131779_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,801
C000131779_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,133
C000131779_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,117
C000019680_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Real Estate Income Fund
C000019680_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,129
C000019680_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,753
C000019680_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,035
C000019680_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,295
C000019680_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,420
C000019680_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,757
C000019680_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,039
C000019680_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,675
C000019680_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,112
C000019680_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,112
C000019680_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Income Composite Index℠
C000019680_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,150
C000019680_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,399
C000019680_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,569
C000019680_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,726
C000019680_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,775
C000019680_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,735
C000019680_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,550
C000019680_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,910
C000019680_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,051
C000019680_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,739
C000019680_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000019680_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000019680_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000019680_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000019680_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000019680_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000019680_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000019680_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000019680_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000019680_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000019680_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000205040_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205040_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,000
C000205040_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,285
C000205040_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,077
C000205040_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,496
C000205040_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,200
C000205040_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,420
C000205040_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,260
C000205040_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Real Estate Income Composite Index℠
C000205040_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,092
C000205040_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,135
C000205040_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,844
C000205040_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,811
C000205040_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,253
C000205040_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,248
C000205040_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,847
C000205040_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000205040_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,531
C000205040_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,846
C000205040_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,012
C000205040_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,083
C000205040_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,544
C000205040_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,818
C000205040_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,915
C000087890_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000087890_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000087890_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000087890_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,223
C000087890_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,458
C000087890_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,618
C000087890_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,749
C000087890_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,877
C000087890_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,156
C000087890_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,767
C000087890_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,084
C000087890_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,963
C000087890_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Income Composite Index℠
C000087890_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,150
C000087890_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,399
C000087890_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,569
C000087890_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,726
C000087890_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,775
C000087890_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,735
C000087890_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,550
C000087890_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,910
C000087890_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,051
C000087890_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,739
C000087890_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000087890_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000087890_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000087890_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000087890_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000087890_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000087890_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000087890_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000087890_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000087890_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000087890_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000087891_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000087891_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,130
C000087891_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,760
C000087891_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,043
C000087891_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,300
C000087891_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,419
C000087891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,776
C000087891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,055
C000087891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,676
C000087891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,123
C000087891_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,117
C000087891_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Income Composite Index℠
C000087891_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,150
C000087891_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,399
C000087891_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,569
C000087891_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,726
C000087891_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,775
C000087891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,735
C000087891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,550
C000087891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,910
C000087891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,051
C000087891_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,739
C000087891_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000087891_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000087891_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000087891_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000087891_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000087891_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000087891_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000087891_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000087891_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000087891_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000087891_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000087889_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000087889_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,029
C000087889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,530
C000087889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,682
C000087889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,773
C000087889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000087889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,845
C000087889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,022
C000087889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,538
C000087889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,835
C000087889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,701
C000087889_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Income Composite Index℠
C000087889_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,150
C000087889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,399
C000087889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,569
C000087889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,726
C000087889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,775
C000087889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,735
C000087889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,550
C000087889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,910
C000087889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,051
C000087889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,739
C000087889_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000087889_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000087889_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000087889_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000087889_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000087889_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000087889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000087889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000087889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000087889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000087889_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000087887_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000087887_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000087887_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,657
C000087887_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,229
C000087887_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,468
C000087887_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,632
C000087887_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,764
C000087887_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,898
C000087887_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,178
C000087887_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,792
C000087887_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,114
C000087887_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,996
C000087887_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Income Composite Index℠
C000087887_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,150
C000087887_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,399
C000087887_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,569
C000087887_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,726
C000087887_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,775
C000087887_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,735
C000087887_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,550
C000087887_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,910
C000087887_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,051
C000087887_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,739
C000087887_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000087887_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,495
C000087887_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,675
C000087887_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,966
C000087887_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,796
C000087887_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,179
C000087887_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000087887_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,467
C000087887_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,027
C000087887_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,576
C000087887_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,908
C000019679_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® OTC Portfolio
C000019679_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,368
C000019679_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,268
C000019679_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,498
C000019679_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,558
C000019679_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,842
C000019679_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,832
C000019679_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,965
C000019679_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,798
C000019679_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,756
C000019679_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,604
C000019679_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Composite Index®
C000019679_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,192
C000019679_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000019679_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,486
C000019679_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,685
C000019679_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,155
C000019679_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,471
C000019679_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,914
C000019679_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,272
C000019679_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,423
C000019679_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,228
C000019679_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000019679_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000019679_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000019679_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000019679_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000019679_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000019679_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000019679_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000019679_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000019679_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000019679_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000064268_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064268_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,380
C000064268_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,298
C000064268_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,554
C000064268_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,631
C000064268_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,967
C000064268_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	34,045
C000064268_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,165
C000064268_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,062
C000064268_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,107
C000064268_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	51,071
C000064268_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Composite Index®
C000064268_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,192
C000064268_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000064268_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,486
C000064268_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,685
C000064268_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,155
C000064268_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,471
C000064268_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,914
C000064268_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,272
C000064268_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,423
C000064268_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,228
C000064268_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000064268_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000064268_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000064268_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000064268_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000064268_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000064268_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000064268_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000064268_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000064268_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000064268_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000212501_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® OTC K6 Portfolio
C000212501_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,500
C000212501_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,337
C000212501_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,517
C000212501_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,358
C000212501_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,962
C000212501_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,381
C000212501_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000212501_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,439
C000212501_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,861
C000212501_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,063
C000212501_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,213
C000212501_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,939
C000212501_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,413
C000212501_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212501_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,325
C000212501_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,560
C000212501_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,773
C000212501_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,041
C000212501_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,998
C000212501_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,763
C000019698_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Leveraged Company Stock Fund
C000019698_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,277
C000019698_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,896
C000019698_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,084
C000019698_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,318
C000019698_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,718
C000019698_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,946
C000019698_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,781
C000019698_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,917
C000019698_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,267
C000019698_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,461
C000019698_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Leveraged Stock Linked Index℠
C000019698_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,202
C000019698_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,855
C000019698_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,654
C000019698_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,945
C000019698_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,744
C000019698_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,339
C000019698_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,506
C000019698_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,756
C000019698_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,532
C000019698_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,826
C000019698_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Index
C000019698_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,437
C000019698_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,798
C000019698_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,386
C000019698_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,283
C000019698_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,575
C000019698_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,781
C000019698_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,739
C000019698_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,379
C000019698_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,168
C000019698_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,962
C000064272_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064272_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,286
C000064272_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,920
C000064272_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,123
C000064272_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,370
C000064272_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,787
C000064272_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,077
C000064272_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,914
C000064272_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,084
C000064272_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,492
C000064272_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,771
C000064272_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Leveraged Stock Linked Index℠
C000064272_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,202
C000064272_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,855
C000064272_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,654
C000064272_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,945
C000064272_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,744
C000064272_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,339
C000064272_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,506
C000064272_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,756
C000064272_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,532
C000064272_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,826
C000064272_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Index
C000064272_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,437
C000064272_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,798
C000064272_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,386
C000064272_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,283
C000064272_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,575
C000064272_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,781
C000064272_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,739
C000064272_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,379
C000064272_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,168
C000064272_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,962
C000019696_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Growth & Income Portfolio
C000019696_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019696_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,088
C000019696_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000019696_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,470
C000019696_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,775
C000019696_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,950
C000019696_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,671
C000019696_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,722
C000019696_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,635
C000019696_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,255
C000019696_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,258
C000019696_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000019696_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019696_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000019696_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000019696_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000019696_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000019696_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000019696_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000019696_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000019696_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000019696_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000019696_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000064271_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064271_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064271_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,104
C000064271_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000064271_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,520
C000064271_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,838
C000064271_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,030
C000064271_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,803
C000064271_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,869
C000064271_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,828
C000064271_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,513
C000064271_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,591
C000064271_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000064271_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064271_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000064271_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000064271_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000064271_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000064271_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000064271_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000064271_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000064271_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000064271_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000064271_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000019695_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Dividend Growth Fund
C000019695_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,026
C000019695_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,335
C000019695_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,876
C000019695_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,569
C000019695_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,722
C000019695_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,119
C000019695_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,605
C000019695_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,257
C000019695_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,584
C000019695_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,916
C000019695_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® US Dividend Growth Index℠
C000019695_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,942
C000019695_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,645
C000019695_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,708
C000019695_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,217
C000019695_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,870
C000019695_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,769
C000019695_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,768
C000019695_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,598
C000019695_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,571
C000019695_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,349
C000019695_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000019695_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000019695_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000019695_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000019695_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000019695_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000019695_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000019695_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000019695_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000019695_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000019695_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000064270_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064270_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,039
C000064270_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,360
C000064270_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000064270_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,626
C000064270_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,793
C000064270_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,234
C000064270_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,733
C000064270_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,420
C000064270_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,817
C000064270_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,206
C000064270_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® US Dividend Growth Index℠
C000064270_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,942
C000064270_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,645
C000064270_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,708
C000064270_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,217
C000064270_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,870
C000064270_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,769
C000064270_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,768
C000064270_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,598
C000064270_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,571
C000064270_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,349
C000064270_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000064270_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000064270_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000064270_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000064270_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000064270_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000064270_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000064270_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000064270_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000064270_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000064270_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000019694_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Blue Chip Value Fund
C000019694_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,769
C000019694_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,496
C000019694_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,277
C000019694_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,399
C000019694_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,907
C000019694_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,982
C000019694_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,624
C000019694_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,969
C000019694_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,889
C000019694_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,270
C000019694_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000019694_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,538
C000019694_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,989
C000019694_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,133
C000019694_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,815
C000019694_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,985
C000019694_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,091
C000019694_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,832
C000019694_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,309
C000019694_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,167
C000019694_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000019694_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000019694_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,484
C000019694_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,156
C000019694_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,124
C000019694_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,254
C000019694_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,089
C000019694_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,577
C000019694_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,958
C000019694_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,801
C000019694_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,133
C000019694_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,117
C000182860_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Blue Chip Growth K6 Fund
C000182860_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,320
C000182860_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,807
C000182860_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,764
C000182860_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,483
C000182860_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,499
C000182860_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,052
C000182860_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,686
C000182860_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,865
C000182860_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
C000182860_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,255
C000182860_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,597
C000182860_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,961
C000182860_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,126
C000182860_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,774
C000182860_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,819
C000182860_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,596
C000182860_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,490
C000182860_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000182860_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,258
C000182860_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,918
C000182860_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,872
C000182860_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,421
C000182860_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,896
C000182860_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,529
C000182860_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,928
C000182860_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,429
C000019693_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Blue Chip Growth Fund
C000019693_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,741
C000019693_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,125
C000019693_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,182
C000019693_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,562
C000019693_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,096
C000019693_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,652
C000019693_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,963
C000019693_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,306
C000019693_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,235
C000019693_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,281
C000019693_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
C000019693_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,435
C000019693_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,318
C000019693_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,132
C000019693_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,770
C000019693_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,774
C000019693_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,760
C000019693_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,210
C000019693_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,747
C000019693_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,029
C000019693_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,297
C000019693_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000019693_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,484
C000019693_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,156
C000019693_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,124
C000019693_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,254
C000019693_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,089
C000019693_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,577
C000019693_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,958
C000019693_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,801
C000019693_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,133
C000019693_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,117
C000064269_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064269_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,753
C000064269_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,154
C000064269_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,233
C000064269_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,634
C000064269_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,216
C000064269_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,855
C000064269_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,142
C000064269_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,560
C000064269_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,605
C000064269_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,774
C000064269_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
C000064269_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,435
C000064269_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,318
C000064269_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,132
C000064269_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,770
C000064269_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,774
C000064269_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,760
C000064269_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,210
C000064269_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,747
C000064269_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,029
C000064269_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,297
C000064269_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000064269_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,484
C000064269_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,156
C000064269_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,124
C000064269_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,254
C000064269_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,089
C000064269_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,577
C000064269_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,958
C000064269_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,801
C000064269_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,133
C000064269_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,117
C000254546_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254546_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254546_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,778
C000254546_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Leveraged Stock Linked Index℠
C000254546_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254546_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
C000254546_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254547_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254547_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254547_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000254547_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Leveraged Stock Linked Index℠
C000254547_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254547_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
C000254547_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254548_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254548_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000254548_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Leveraged Stock Linked Index℠
C000254548_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254548_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
C000254548_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254545_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254545_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,456
C000254545_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Leveraged Stock Linked Index℠
C000254545_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254545_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
C000254545_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254544_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254544_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,467
C000254544_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Leveraged Stock Linked Index℠
C000254544_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254544_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
C000254544_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254558_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,100
C000254558_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000254558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254558_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000254558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254555_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000254555_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000254555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254555_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000254555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254554_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254554_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,605
C000254554_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000254554_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254554_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000254554_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254556_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,801
C000254556_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000254556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254556_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000254556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254557_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,812
C000254557_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000254557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254557_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000254557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254551_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254551_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254551_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,000
C000254551_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000254551_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254551_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254551_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254551_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254551_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254552_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254552_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254552_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,240
C000254552_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000254552_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254552_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254552_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254552_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254552_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254550_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254550_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,502
C000254550_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000254550_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254550_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254550_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254553_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,694
C000254553_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000254553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254553_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254549_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000254549_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000254549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254549_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,139